Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis	$ 0
Liabilities measured at fair value on a recurring basis	0
Assets measured at fair value on a non-recurring basis	0
Liabilities measured at fair value on a non-recurring basis	0
Carrying amount of mortgage notes payable	118,317	$ 40,745	$ 41,932
Fair value of mortgage notes payable	$ 122,271	$ 43,747	$ 46,216